Average Annual Total Returns - Admiral - Vanguard Energy Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US IMI/Energy 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Energy 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Energy 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	(33.00%)	(5.88%)	(3.73%)	(33.81%)	(6.63%)	(4.32%)	(19.06%)	(4.15%)	(2.50%)	(33.03%)	(5.75%)	(3.62%)	21.01%	15.46%	13.84%